Related Party Transactions (Details Narrative) (USD $)	9 Months Ended
	Dec. 31, 2013	Oct. 04, 2013	Jul. 01, 2013	Mar. 31, 2013
Related Party Transactions [Abstract]
Short-term Promissory Notes	$ 360,106			$ 316,540
Notes Bear Interest				10.00%
Notes Maturity Date				60 days
Convertible notes payable interest	6.00%
Convertible notes payable Amount	175,000
Convertible Notes Payable Conversion	As of December 31, 2013, these convertible notes were converted into common shares of Telupay prior to the merger.
Notes Payable and Other Liabilities to Shares			2,523,414
Consulting Fees to Shares			1,125,000
Outstanding Fees Settled			90,000
Two Directors Monthly Compensation	7,500
Two Directors Amended Compensation	During 2012, the monthly compensation was amended to $3,750 in cash and $3,750 in share-based compensation.
Third Director Monthly Compensation	5,000
Third Director Amended Compensation	During 2012, the monthly compensation was amended to $2,500 in cash and $2,500 in share-based compensation.
Directors Amended Compensation		On October 04, 2013 the Board of Directors approved the retroactive full cash compensation for the Company’s three directors beginning July 2013.
Former Officer/Director Services Compensation	4,000
Former Officer/Director Services Compensation Accumulated Debt	$ 106,200